Consolidated Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 1,141,767	$ 8,716,135	$ 4,495,103	$ 31,321,874	$ 45,674,879
Comprehensive income:
Net income				2,439,417	2,439,417
Change in net unrealized appreciation on available-for-sale securities			3,908,180		3,908,180
Change in unrealized pension benefits			(923,549)		(923,549)
Change in fair value of hedging instrument			2,358		2,358
Total comprehensive income					5,426,406
Cash dividends				(149,364)	(149,364)
Issuances of common stock, net	10,050	85,379		125,113	220,542
Balance at Dec. 31, 2010	1,151,817	8,801,514	7,482,092	33,737,040	51,172,463
Comprehensive income:
Net income				552,129	552,129
Change in net unrealized appreciation on available-for-sale securities			8,862,905		8,862,905
Change in unrealized pension benefits			(2,739,513)		(2,739,513)
Total comprehensive income					6,675,521
Cash dividends				(207,327)	(207,327)
Issuances of common stock, net	920	30,708		(8,564)	23,064
Balance at Dec. 31, 2011	$ 1,152,737	$ 8,832,222	$ 13,605,484	$ 34,073,278	$ 57,663,721